Label	Element	Value
Innovator Equity Defined Protection ETF™ - 1 Yr August | SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $5.54 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.00%
Innovator Equity Defined Protection ETF™ - 1 Yr August | SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $550.84 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.60%
Innovator Equity Defined Protection ETF™ - 1 Yr August | SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $599.39 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.00%)